Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000025814 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000025814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025814 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025814 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.80%
C000025815 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000025815 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000025815 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025815 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.80%
C000025820 [Member] | U S Treasury Notes 0 375 4 625 due 9 15 24 5 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[1]
C000025820 [Member] | UMBS Pool 30 Year 2 00 6 00 due 7 1 50 6 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
C000025820 [Member] | UMBS 30 Year 2 00 7 50 due 7 1 28 9 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
C000025820 [Member] | GNMA II 30 Year 2 00 4 50 due 1 20 51 9 20 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000025820 [Member] | U S Treasury Bonds 2 00 4 625 due 11 15 41 5 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000025820 [Member] | JPMorgan Chase And Co 2 005 5 581 due 12 15 25 4 22 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000025820 [Member] | GNMA 0 611 2 00 due 2 20 51 9 16 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000025820 [Member] | GNMA II Single Family 30 Year 3 00 5 00 due 8 20 51 7 20 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000025820 [Member] | Bank of America Corp 1 734 5 468 due 7 22 27 1 23 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000025820 [Member] | Goldman Sachs Group Inc The 5 70 6 484 due 11 1 24 10 24 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000025820 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025820 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025820 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000025820 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025820 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000025820 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025820 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025821 [Member] | U S Treasury Notes 0 375 4 625 due 9 15 24 5 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[2]
C000025821 [Member] | UMBS Pool 30 Year 2 00 6 00 due 7 1 50 6 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[2]
C000025821 [Member] | UMBS 30 Year 2 00 7 50 due 7 1 28 9 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[2]
C000025821 [Member] | GNMA II 30 Year 2 00 4 50 due 1 20 51 9 20 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000025821 [Member] | U S Treasury Bonds 2 00 4 625 due 11 15 41 5 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000025821 [Member] | JPMorgan Chase And Co 2 005 5 581 due 12 15 25 4 22 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000025821 [Member] | GNMA 0 611 2 00 due 2 20 51 9 16 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
C000025821 [Member] | GNMA II Single Family 30 Year 3 00 5 00 due 8 20 51 7 20 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000025821 [Member] | Bank of America Corp 1 734 5 468 due 7 22 27 1 23 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000025821 [Member] | Goldman Sachs Group Inc The 5 70 6 484 due 11 1 24 10 24 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000025821 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025821 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025821 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000025821 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025821 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000025821 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025821 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025826 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000025826 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 3 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000025826 [Member] | Yum Brands Inc 3 625 6 875 due 1 15 30 11 15 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000025826 [Member] | HCA Inc 5 375 7 69 due 2 1 25 11 6 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000025826 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000025826 [Member] | Sprint Capital Corp 6 875 due 11 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000025826 [Member] | IHO Verwaltungs GmbH 4 75 6 375 due 9 15 26 5 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000025826 [Member] | Carnival Corp 4 00 6 00 due 3 1 27 5 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000025826 [Member] | Mineral Resources Ltd 8 125 9 25 due 5 1 27 5 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000025826 [Member] | Boyd Gaming Corp 4 75 due 12 1 27 6 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000025826 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025826 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000025826 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025826 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025826 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025826 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025826 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000025827 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000025827 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 3 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000025827 [Member] | Yum Brands Inc 3 625 6 875 due 1 15 30 11 15 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000025827 [Member] | HCA Inc 5 375 7 69 due 2 1 25 11 6 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000025827 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000025827 [Member] | Sprint Capital Corp 6 875 due 11 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000025827 [Member] | IHO Verwaltungs GmbH 4 75 6 375 due 9 15 26 5 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000025827 [Member] | Carnival Corp 4 00 6 00 due 3 1 27 5 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000025827 [Member] | Mineral Resources Ltd 8 125 9 25 due 5 1 27 5 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000025827 [Member] | Boyd Gaming Corp 4 75 due 12 1 27 6 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000025827 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025827 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000025827 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025827 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025827 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025827 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025827 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000025790 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[7]
C000025790 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[7]
C000025790 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[7]
C000025790 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[7]
C000025790 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[7]
C000025790 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000025790 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000025790 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000025790 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000025790 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000025790 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025790 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000025790 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000025790 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025790 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025790 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025790 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025790 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025790 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025791 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[8]
C000025791 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[8]
C000025791 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[8]
C000025791 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[8]
C000025791 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[8]
C000025791 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[8]
C000025791 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[8]
C000025791 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000025791 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000025791 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000025791 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025791 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000025791 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000025791 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025791 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025791 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025791 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025791 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025791 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025804 [Member] | U S Treasury Notes 3 25 4 625 due 8 31 24 5 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[9]
C000025804 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000025804 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000025804 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000025804 [Member] | Vanguard Russell 1000 Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000025804 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000025804 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000025804 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000025804 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000025804 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]
C000025804 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025804 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000025804 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000025804 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000025804 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025804 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025804 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000025804 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025804 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025805 [Member] | U S Treasury Notes 3 25 4 625 due 8 31 24 5 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[10]
C000025805 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[10]
C000025805 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000025805 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000025805 [Member] | Vanguard Russell 1000 Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000025805 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000025805 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[10]
C000025805 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[10]
C000025805 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[10]
C000025805 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[10]
C000025805 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025805 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000025805 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000025805 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000025805 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025805 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025805 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000025805 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025805 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099347 [Member] | GNMA zero coupon 3 50 due 8 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[11]
C000099347 [Member] | FHLMC zero coupon 4 00 due 1 15 33 8 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000099347 [Member] | FNMA zero coupon 3 50 due 4 25 46 3 25 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000099347 [Member] | FHLMC STACR REMIC Trust 8 735 11 335 due 8 25 33 2 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[11]
C000099347 [Member] | CF Hippolyta Issuer LLC 1 69 2 28 due 7 15 60 3 15 61 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[11]
C000099347 [Member] | FHLMC STACR REMIC Trust 8 335 10 335 due 8 25 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[11]
C000099347 [Member] | Citigroup Inc 2 52 9 007 due 8 15 24 11 3 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[11]
C000099347 [Member] | Bank of America Corp 2 087 8 57 due 11 15 24 4 22 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[11]
C000099347 [Member] | FHLMC STACR REMIC Trust 8 485 10 785 due 12 25 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[11]
C000099347 [Member] | NatWest Group plc 3 073 5 847 due 3 2 27 3 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[11]
C000099347 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099347 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000099347 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099347 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000099347 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000099347 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000099347 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000099347 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099348 [Member] | GNMA zero coupon 3 50 due 8 20 49 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[12]
C000099348 [Member] | FHLMC zero coupon 4 00 due 1 15 33 8 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000099348 [Member] | FNMA zero coupon 3 50 due 4 25 46 3 25 60 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[12]
C000099348 [Member] | FHLMC STACR REMIC Trust 8 735 11 335 due 8 25 33 2 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[12]
C000099348 [Member] | CF Hippolyta Issuer LLC 1 69 2 28 due 7 15 60 3 15 61 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[12]
C000099348 [Member] | FHLMC STACR REMIC Trust 8 335 10 335 due 8 25 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[12]
C000099348 [Member] | Citigroup Inc 2 52 9 007 due 8 15 24 11 3 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[12]
C000099348 [Member] | Bank of America Corp 2 087 8 57 due 11 15 24 4 22 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[12]
C000099348 [Member] | FHLMC STACR REMIC Trust 8 485 10 785 due 12 25 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[12]
C000099348 [Member] | NatWest Group plc 3 073 5 847 due 3 2 27 3 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[12]
C000099348 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099348 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000099348 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099348 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000099348 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000099348 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000099348 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000099348 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000104625 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[13]
C000104625 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[13]
C000104625 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[13]
C000104625 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[13]
C000104625 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[13]
C000104625 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[13]
C000104625 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[13]
C000104625 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[13]
C000104625 [Member] | NOV Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[13]
C000104625 [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[13]
C000104625 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000104625 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	81.40%
C000104625 [Member] | ZAMBIA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000104625 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000104625 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000104625 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000104625 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104625 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000104625 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104631 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[14]
C000104631 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[14]
C000104631 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[14]
C000104631 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[14]
C000104631 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[14]
C000104631 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[14]
C000104631 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[14]
C000104631 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[14]
C000104631 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[14]
C000104631 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[14]
C000104631 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000104631 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000104631 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000104631 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104631 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000104631 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104631 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104631 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104631 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000104631 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025788 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000025788 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000025788 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000025788 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000025788 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000025788 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000025788 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000025788 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000025788 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000025788 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000025788 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025788 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025788 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025788 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025788 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025788 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025788 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025788 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025788 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025788 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025789 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[16]
C000025789 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000025789 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000025789 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000025789 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000025789 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000025789 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[16]
C000025789 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[16]
C000025789 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[16]
C000025789 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[16]
C000025789 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025789 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025789 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025789 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025789 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025789 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025789 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025789 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025789 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025789 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025802 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[17]
C000025802 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[17]
C000025802 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[17]
C000025802 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[17]
C000025802 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[17]
C000025802 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[17]
C000025802 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000025802 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[17]
C000025802 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[17]
C000025802 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000025802 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025802 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000025802 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025802 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025802 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025802 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025802 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025802 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025802 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025802 [Member] | Machinery and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025803 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[18]
C000025803 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[18]
C000025803 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[18]
C000025803 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[18]
C000025803 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[18]
C000025803 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[18]
C000025803 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000025803 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[18]
C000025803 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[18]
C000025803 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000025803 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025803 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000025803 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025803 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025803 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025803 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025803 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025803 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025803 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025803 [Member] | Machinery and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000104621 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[19]
C000104621 [Member] | Samsung Electronics Co Ltd 0 00 1 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[19]
C000104621 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[19]
C000104621 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[19]
C000104621 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000104621 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000104621 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000104621 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000104621 [Member] | Gold Fields Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[19]
C000104621 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[19]
C000104621 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104621 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104621 [Member] | TURKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104621 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000104621 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104621 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104621 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000104621 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000104621 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000104621 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000104622 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[20]
C000104622 [Member] | Samsung Electronics Co Ltd 0 00 1 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[20]
C000104622 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[20]
C000104622 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[20]
C000104622 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[20]
C000104622 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[20]
C000104622 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[20]
C000104622 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[20]
C000104622 [Member] | Gold Fields Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[20]
C000104622 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[20]
C000104622 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104622 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104622 [Member] | TURKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104622 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000104622 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104622 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104622 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000104622 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000104622 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000104622 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000025810 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025810 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025810 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000025811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025811 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025811 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000025816 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[21]
C000025816 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[21]
C000025816 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[21]
C000025816 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[21]
C000025816 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[21]
C000025816 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[21]
C000025816 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[21]
C000025816 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[21]
C000025816 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[21]
C000025816 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[21]
C000025816 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025816 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025816 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000025816 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025816 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025816 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025816 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025816 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025816 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025816 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025817 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[22]
C000025817 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[22]
C000025817 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[22]
C000025817 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[22]
C000025817 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[22]
C000025817 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[22]
C000025817 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[22]
C000025817 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[22]
C000025817 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[22]
C000025817 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[22]
C000025817 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025817 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000025817 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000025817 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025817 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025817 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025817 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025817 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025817 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025817 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104632 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[23]
C000104632 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[23]
C000104632 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[23]
C000104632 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[23]
C000104632 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[23]
C000104632 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[23]
C000104632 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[23]
C000104632 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[23]
C000104632 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[23]
C000104632 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[23]
C000104632 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000104632 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000104632 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000104632 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104632 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000104632 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104632 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104632 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104632 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000104632 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166826 [Member] | iShares Russell 2000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[24]
C000166826 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[24]
C000166826 [Member] | Skyline Champion Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[24]
C000166826 [Member] | elf Beauty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[24]
C000166826 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[24]
C000166826 [Member] | H And R Block Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[24]
C000166826 [Member] | Cadence Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[24]
C000166826 [Member] | Blue Bird Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[24]
C000166826 [Member] | MRC Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[24]
C000166826 [Member] | PROCEPT BioRobotics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[24]
C000166826 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166826 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000166826 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166826 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000166826 [Member] | Machinery and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166826 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166826 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166826 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166826 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166826 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166827 [Member] | iShares Russell 2000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[25]
C000166827 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[25]
C000166827 [Member] | Skyline Champion Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[25]
C000166827 [Member] | elf Beauty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[25]
C000166827 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[25]
C000166827 [Member] | H And R Block Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[25]
C000166827 [Member] | Cadence Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[25]
C000166827 [Member] | Blue Bird Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[25]
C000166827 [Member] | MRC Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[25]
C000166827 [Member] | PROCEPT BioRobotics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[25]
C000166827 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166827 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000166827 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166827 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000166827 [Member] | Machinery and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166827 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166827 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166827 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166827 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166827 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025808 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000025808 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025808 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025808 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000025809 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000025809 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025809 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025809 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000025822 [Member] | New York City Transitional Finance Authority 2 40 5 01 due 5 1 27 5 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[26]
C000025822 [Member] | State of Illinois 5 277 6 725 due 5 1 31 4 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[26]
C000025822 [Member] | City of Houston 1 568 3 973 due 3 1 26 11 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[26]
C000025822 [Member] | New York State Dormitory Authority 2 202 4 802 due 3 15 34 12 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[26]
C000025822 [Member] | Commonwealth of Massachusetts 1 67 3 769 due 7 15 29 11 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[26]
C000025822 [Member] | Massachusetts School Building Authority 1 753 2 30 due 8 15 30 2 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[26]
C000025822 [Member] | Port of Morrow 3 371 4 839 due 9 1 25 9 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[26]
C000025822 [Member] | County of King 2 26 2 43 due 12 1 33 1 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[26]
C000025822 [Member] | City of Los Angeles 2 15 4 72 due 9 1 32 5 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[26]
C000025822 [Member] | Keller Independent School District 5 00 due 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[26]
C000025822 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025822 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000025822 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025822 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000025823 [Member] | New York City Transitional Finance Authority 2 40 5 01 due 5 1 27 5 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[27]
C000025823 [Member] | State of Illinois 5 277 6 725 due 5 1 31 4 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[27]
C000025823 [Member] | City of Houston 1 568 3 973 due 3 1 26 11 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[27]
C000025823 [Member] | New York State Dormitory Authority 2 202 4 802 due 3 15 34 12 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[27]
C000025823 [Member] | Commonwealth of Massachusetts 1 67 3 769 due 7 15 29 11 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[27]
C000025823 [Member] | Massachusetts School Building Authority 1 753 2 30 due 8 15 30 2 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[27]
C000025823 [Member] | Port of Morrow 3 371 4 839 due 9 1 25 9 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[27]
C000025823 [Member] | County of King 2 26 2 43 due 12 1 33 1 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[27]
C000025823 [Member] | City of Los Angeles 2 15 4 72 due 9 1 32 5 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[27]
C000025823 [Member] | Keller Independent School District 5 00 due 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[27]
C000025823 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025823 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000025823 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025823 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000025828 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[28]
C000025828 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[28]
C000025828 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[28]
C000025828 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[28]
C000025828 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[28]
C000025828 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[28]
C000025828 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[28]
C000025828 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[28]
C000025828 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[28]
C000025828 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[28]
C000025828 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025828 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025828 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025828 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025828 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000025828 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025828 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000025828 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000025828 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000025828 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025829 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[29]
C000025829 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[29]
C000025829 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[29]
C000025829 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[29]
C000025829 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[29]
C000025829 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[29]
C000025829 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[29]
C000025829 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[29]
C000025829 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[29]
C000025829 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[29]
C000025829 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025829 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025829 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025829 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025829 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000025829 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025829 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000025829 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000025829 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000025829 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000104623 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[30]
C000104623 [Member] | Waste Connections Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[30]
C000104623 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[30]
C000104623 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[30]
C000104623 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[30]
C000104623 [Member] | Blueprint Medicines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[30]
C000104623 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[30]
C000104623 [Member] | AZEK Co Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[30]
C000104623 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[30]
C000104623 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[30]
C000104623 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000104623 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000104623 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000104623 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000104623 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000104623 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104623 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000104623 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104623 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104623 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025806 [Member] | Medline Borrower LP 5 25 8 094 due 10 23 28 10 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[31]
C000025806 [Member] | athenahealth Group Inc 8 594 due 2 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000025806 [Member] | Univision Communications Inc 6 625 9 585 due 6 1 27 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000025806 [Member] | Asurion LLC 8 708 10 708 due 12 23 26 1 20 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000025806 [Member] | Chariot Buyer LLC 8 694 8 844 due 11 3 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[31]
C000025806 [Member] | CoreLogic Inc 8 958 due 6 2 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[31]
C000025806 [Member] | Allied Universal Holdco LLC 7 875 9 75 due 7 15 27 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[31]
C000025806 [Member] | TransDigm Inc 7 125 8 085 due 8 24 28 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[31]
C000025806 [Member] | White Cap Supply Holdings LLC 8 594 due 10 19 27 10 19 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[31]
C000025806 [Member] | McAfee Corp 8 579 due 3 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[31]
C000025806 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025806 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025806 [Member] | Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025806 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025806 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025806 [Member] | Chemicals Plastics And Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025806 [Member] | Healthcare Education And Childcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025806 [Member] | Hotels Motels Inns And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025806 [Member] | Containers Packaging And Glass [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025806 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025807 [Member] | Medline Borrower LP 5 25 8 094 due 10 23 28 10 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[32]
C000025807 [Member] | athenahealth Group Inc 8 594 due 2 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[32]
C000025807 [Member] | Univision Communications Inc 6 625 9 585 due 6 1 27 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[32]
C000025807 [Member] | Asurion LLC 8 708 10 708 due 12 23 26 1 20 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[32]
C000025807 [Member] | Chariot Buyer LLC 8 694 8 844 due 11 3 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[32]
C000025807 [Member] | CoreLogic Inc 8 958 due 6 2 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[32]
C000025807 [Member] | Allied Universal Holdco LLC 7 875 9 75 due 7 15 27 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[32]
C000025807 [Member] | TransDigm Inc 7 125 8 085 due 8 24 28 12 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[32]
C000025807 [Member] | White Cap Supply Holdings LLC 8 594 due 10 19 27 10 19 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[32]
C000025807 [Member] | McAfee Corp 8 579 due 3 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[32]
C000025807 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025807 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025807 [Member] | Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000025807 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025807 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025807 [Member] | Chemicals Plastics And Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025807 [Member] | Healthcare Education And Childcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025807 [Member] | Hotels Motels Inns And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025807 [Member] | Containers Packaging And Glass [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025807 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025812 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000025812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025812 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025812 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000025813 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000025813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025813 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025813 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000025780 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[33]
C000025780 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[33]
C000025780 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[33]
C000025780 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[33]
C000025780 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[33]
C000025780 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[33]
C000025780 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[33]
C000025780 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[33]
C000025780 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[33]
C000025780 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[33]
C000025780 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025780 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025780 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000025780 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000025780 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025780 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025780 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025780 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025780 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025780 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025781 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[34]
C000025781 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[34]
C000025781 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[34]
C000025781 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[34]
C000025781 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[34]
C000025781 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[34]
C000025781 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[34]
C000025781 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[34]
C000025781 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[34]
C000025781 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[34]
C000025781 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025781 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000025781 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000025781 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025781 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025781 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025781 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025781 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025781 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000104627 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[35]
C000104627 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[35]
C000104627 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[35]
C000104627 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[35]
C000104627 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[35]
C000104627 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[35]
C000104627 [Member] | UMBS 30 Year 2 00 6 00 due 2 1 37 3 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[35]
C000104627 [Member] | U S Treasury Bonds 4 25 4 625 due 5 15 44 2 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[35]
C000104627 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[35]
C000104627 [Member] | UMBS Pool 30 Year 2 50 6 50 due 4 1 40 4 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[35]
C000104627 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104627 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000104627 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000104627 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000104627 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000104627 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000104627 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104627 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000104627 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000104628 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[36]
C000104628 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[36]
C000104628 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[36]
C000104628 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[36]
C000104628 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[36]
C000104628 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[36]
C000104628 [Member] | UMBS 30 Year 2 00 6 00 due 2 1 37 3 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[36]
C000104628 [Member] | U S Treasury Bonds 4 25 4 625 due 5 15 44 2 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[36]
C000104628 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[36]
C000104628 [Member] | UMBS Pool 30 Year 2 50 6 50 due 4 1 40 4 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[36]
C000104628 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104628 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000104628 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000104628 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000104628 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000104628 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104628 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000104628 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000104628 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025784 [Member] | Microchip Technology Inc 0 125 due 11 15 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[37]
C000025784 [Member] | Tetra Tech Inc 2 25 due 8 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[37]
C000025784 [Member] | Ford Motor Co zero coupon due 3 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[37]
C000025784 [Member] | BioMarin Pharmaceutical Inc 1 25 due 5 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[37]
C000025784 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[37]
C000025784 [Member] | Carnival Corp 5 75 due 12 1 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[37]
C000025784 [Member] | Merit Medical Systems Inc 3 00 due 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[37]
C000025784 [Member] | TransMedics Group Inc 1 50 due 6 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[37]
C000025784 [Member] | Palo Alto Networks Inc 0 375 due 6 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[37]
C000025784 [Member] | Nice Ltd zero coupon due 9 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[37]
C000025784 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025784 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000025784 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38]
C000025784 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025784 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.50%
C000025784 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000168875 [Member] | Microchip Technology Inc 0 125 due 11 15 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[39]
C000168875 [Member] | Tetra Tech Inc 2 25 due 8 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[39]
C000168875 [Member] | Ford Motor Co zero coupon due 3 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[39]
C000168875 [Member] | BioMarin Pharmaceutical Inc 1 25 due 5 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[39]
C000168875 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[39]
C000168875 [Member] | Carnival Corp 5 75 due 12 1 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[39]
C000168875 [Member] | Merit Medical Systems Inc 3 00 due 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[39]
C000168875 [Member] | TransMedics Group Inc 1 50 due 6 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[39]
C000168875 [Member] | Palo Alto Networks Inc 0 375 due 6 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[39]
C000168875 [Member] | Nice Ltd zero coupon due 9 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[39]
C000168875 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168875 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000168875 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[40]
C000168875 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000168875 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.50%
C000168875 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025785 [Member] | Microchip Technology Inc 0 125 due 11 15 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[41]
C000025785 [Member] | Tetra Tech Inc 2 25 due 8 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[41]
C000025785 [Member] | Ford Motor Co zero coupon due 3 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[41]
C000025785 [Member] | BioMarin Pharmaceutical Inc 1 25 due 5 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[41]
C000025785 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[41]
C000025785 [Member] | Carnival Corp 5 75 due 12 1 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[41]
C000025785 [Member] | Merit Medical Systems Inc 3 00 due 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[41]
C000025785 [Member] | TransMedics Group Inc 1 50 due 6 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[41]
C000025785 [Member] | Palo Alto Networks Inc 0 375 due 6 1 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[41]
C000025785 [Member] | Nice Ltd zero coupon due 9 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[41]
C000025785 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025785 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000025785 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[42]
C000025785 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025785 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.50%
C000025785 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025794 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[43]
C000025794 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[43]
C000025794 [Member] | MKS Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[43]
C000025794 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[43]
C000025794 [Member] | NiSource Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[43]
C000025794 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[43]
C000025794 [Member] | FMC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[43]
C000025794 [Member] | Gentex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[43]
C000025794 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[43]
C000025794 [Member] | WEX Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[43]
C000025794 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025794 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025794 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025794 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025794 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000025794 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025794 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025794 [Member] | Machinery and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025794 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025794 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025795 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[44]
C000025795 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[44]
C000025795 [Member] | MKS Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[44]
C000025795 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[44]
C000025795 [Member] | NiSource Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[44]
C000025795 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[44]
C000025795 [Member] | FMC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[44]
C000025795 [Member] | Gentex Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[44]
C000025795 [Member] | Lennox International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[44]
C000025795 [Member] | WEX Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[44]
C000025795 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025795 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025795 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025795 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025795 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000025795 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025795 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025795 [Member] | Machinery and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025795 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025795 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025818 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[45]
C000025818 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[45]
C000025818 [Member] | GNMA zero coupon 7 805 due 4 20 48 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[45]
C000025818 [Member] | FHLMC STACR REMIC Trust 8 335 16 335 due 8 25 33 1 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[45]
C000025818 [Member] | Connecticut Avenue Securities Trust 7 285 15 185 due 11 25 39 3 25 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[45]
C000025818 [Member] | FHLMC zero coupon 4 50 due 1 15 41 1 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[45]
C000025818 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[45]
C000025818 [Member] | Bank of America Corp zero coupon 4 30 due 1 28 25 10 20 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[45]
C000025818 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[45]
C000025818 [Member] | UMBS 30 Year 2 00 6 50 due 8 1 48 4 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[45]
C000025818 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025818 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025818 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025818 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025818 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000025818 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000025818 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025818 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000025818 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025818 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025819 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[46]
C000025819 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[46]
C000025819 [Member] | GNMA zero coupon 7 805 due 4 20 48 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[46]
C000025819 [Member] | FHLMC STACR REMIC Trust 8 335 16 335 due 8 25 33 1 25 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[46]
C000025819 [Member] | Connecticut Avenue Securities Trust 7 285 15 185 due 11 25 39 3 25 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[46]
C000025819 [Member] | FHLMC zero coupon 4 50 due 1 15 41 1 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[46]
C000025819 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[46]
C000025819 [Member] | Bank of America Corp zero coupon 4 30 due 1 28 25 10 20 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[46]
C000025819 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[46]
C000025819 [Member] | UMBS 30 Year 2 00 6 50 due 8 1 48 4 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[46]
C000025819 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025819 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025819 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025819 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025819 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000025819 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000025819 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025819 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000025819 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025819 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025824 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[47]
C000025824 [Member] | Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000025824 [Member] | Government Agency Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000025824 [Member] | Treasury Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000104624 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[48]
C000104624 [Member] | Waste Connections Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[48]
C000104624 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[48]
C000104624 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[48]
C000104624 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[48]
C000104624 [Member] | Blueprint Medicines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[48]
C000104624 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[48]
C000104624 [Member] | AZEK Co Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[48]
C000104624 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[48]
C000104624 [Member] | Churchill Downs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[48]
C000104624 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000104624 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000104624 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000104624 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000104624 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000104624 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104624 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000104624 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104624 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104624 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104630 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[49]
C000104630 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[49]
C000104630 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[49]
C000104630 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[49]
C000104630 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[49]
C000104630 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[49]
C000104630 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[49]
C000104630 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[49]
C000104630 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[49]
C000104630 [Member] | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[49]
C000104630 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000104630 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000104630 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000104630 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000104630 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000104630 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104630 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000104629 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[50]
C000104629 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[50]
C000104629 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[50]
C000104629 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[50]
C000104629 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[50]
C000104629 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[50]
C000104629 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[50]
C000104629 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[50]
C000104629 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[50]
C000104629 [Member] | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[50]
C000104629 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000104629 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000104629 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000104629 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000104629 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000104629 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104629 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000104633 [Member] | U S Treasury Inflation Linked Notes 0 125 2 375 due 7 15 25 7 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%	[51]
C000104633 [Member] | U S Treasury Inflation Linked Bonds 0 125 3 375 due 1 15 25 2 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[51]
C000104633 [Member] | UMBS Single Family 30 Year 4 00 6 00 due 7 25 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[51]
C000104633 [Member] | Italy Buoni Poliennali Del Tesoro 0 40 1 80 due 5 26 25 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[51]
C000104633 [Member] | GNMA II Single Family 30 Year 3 50 due 7 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[51]
C000104633 [Member] | Japan Government CPI Linked Bond 0 10 due 3 10 28 3 10 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[51]
C000104633 [Member] | France Government Bond 0 10 0 25 due 7 25 24 7 25 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[51]
C000104633 [Member] | GNMA 6 233 6 522 due 4 20 67 7 20 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[51]
C000104633 [Member] | VMC Finance LLC 7 233 due 2 18 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[51]
C000104633 [Member] | Arbor Realty Commercial Real Estate Notes Ltd 6 783 6 793 due 11 15 36 1 15 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[51]
C000104633 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000104633 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(61.40%)
C000104633 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000104633 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104633 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000104633 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104633 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000104634 [Member] | U S Treasury Inflation Linked Notes 0 125 2 375 due 7 15 25 7 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%	[52]
C000104634 [Member] | U S Treasury Inflation Linked Bonds 0 125 3 375 due 1 15 25 2 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%	[52]
C000104634 [Member] | UMBS Single Family 30 Year 4 00 6 00 due 7 25 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[52]
C000104634 [Member] | Italy Buoni Poliennali Del Tesoro 0 40 1 80 due 5 26 25 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[52]
C000104634 [Member] | GNMA II Single Family 30 Year 3 50 due 7 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[52]
C000104634 [Member] | Japan Government CPI Linked Bond 0 10 due 3 10 28 3 10 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[52]
C000104634 [Member] | France Government Bond 0 10 0 25 due 7 25 24 7 25 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[52]
C000104634 [Member] | GNMA 6 233 6 522 due 4 20 67 7 20 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[52]
C000104634 [Member] | VMC Finance LLC 7 233 due 2 18 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[52]
C000104634 [Member] | Arbor Realty Commercial Real Estate Notes Ltd 6 783 6 793 due 11 15 36 1 15 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[52]
C000104634 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000104634 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(61.40%)
C000104634 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000104634 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104634 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000104634 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104634 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000182232 [Member] | U S Treasury Notes 0 25 5 00 due 7 15 24 5 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%	[53]
C000182232 [Member] | UMBS 30 Year 2 00 550 due 6 1 36 2 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[53]
C000182232 [Member] | GNMA II Single Family 30 Year 2 00 5 00 due 11 20 42 9 20 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[53]
C000182232 [Member] | U S Treasury Bonds 2 75 4 625 due 2 15 47 5 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[53]
C000182232 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[53]
C000182232 [Member] | UMBS 15 Year 1 50 4 00 due 5 1 26 9 1 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[53]
C000182232 [Member] | UMBS Pool 30 Year 2 00 4 50 due 1 1 49 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[53]
C000182232 [Member] | FHLMC Gold Pools 30 Year 3 00 5 50 due 7 1 38 1 1 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[53]
C000182232 [Member] | Bank of America Corp 2 972 5 08 due 1 20 27 7 21 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[53]
C000182232 [Member] | Mexico Government Bond 4 125 4 875 due 1 21 26 5 19 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[53]
C000182232 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182232 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000182232 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000182232 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000182232 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000182232 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000154685 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[54]
C000154685 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[54]
C000154685 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[54]
C000154685 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[54]
C000154685 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[54]
C000154685 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[54]
C000154685 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[54]
C000154685 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[54]
C000154685 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[54]
C000154685 [Member] | Aena SME SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[54]
C000154685 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000154685 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000154685 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154685 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000154685 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154685 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000154685 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154685 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000154685 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154685 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000154686 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[55]
C000154686 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[55]
C000154686 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[55]
C000154686 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[55]
C000154686 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[55]
C000154686 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[55]
C000154686 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[55]
C000154686 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[55]
C000154686 [Member] | Pembina Pipeline Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[55]
C000154686 [Member] | Aena SME SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[55]
C000154686 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000154686 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000154686 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154686 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000154686 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154686 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000154686 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154686 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000154686 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000154686 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000204554 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[56]
C000204554 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[56]
C000204554 [Member] | iShares National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[56]
C000204554 [Member] | iShares Floating Rate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[56]
C000204554 [Member] | SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[56]
C000204554 [Member] | Invesco DB US Dollar Index Bullish Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[56]
C000204554 [Member] | SPDR Bloomberg Investment Grade Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[56]
C000204554 [Member] | Vanguard Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[56]
C000204554 [Member] | Vanguard Short Term Inflation-Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[56]
C000204554 [Member] | NYLI Merger Arbitrage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[56]
C000204554 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000204554 [Member] | Municipal Bond Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000204554 [Member] | Emerging Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000204554 [Member] | U S Dollar Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000204554 [Member] | Bank Loan Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000204554 [Member] | International Equity Core Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000204554 [Member] | Short Duration Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000204554 [Member] | Floating Rate Investment Grade Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000204554 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000204554 [Member] | Convertible Bond Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000204554 [Member] | Treasury Inflation Protected Security Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000204555 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[57]
C000204555 [Member] | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[57]
C000204555 [Member] | iShares National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[57]
C000204555 [Member] | iShares Floating Rate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%	[57]
C000204555 [Member] | SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[57]
C000204555 [Member] | Invesco DB US Dollar Index Bullish Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[57]
C000204555 [Member] | SPDR Bloomberg Investment Grade Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[57]
C000204555 [Member] | Vanguard Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[57]
C000204555 [Member] | Vanguard Short Term Inflation-Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[57]
C000204555 [Member] | NYLI Merger Arbitrage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[57]
C000204555 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000204555 [Member] | Municipal Bond Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000204555 [Member] | Emerging Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000204555 [Member] | U S Dollar Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000204555 [Member] | Bank Loan Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000204555 [Member] | International Equity Core Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000204555 [Member] | Short Duration Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000204555 [Member] | Floating Rate Investment Grade Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000204555 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000204555 [Member] | Convertible Bond Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000204555 [Member] | Treasury Inflation Protected Security Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%

[1]	Excluding short-term investments
[2]	Excluding short-term investments
[3]	Excluding short-term investments
[4]	Less than one-tenth of a percent.
[5]	Excluding short-term investments
[6]	Less than one-tenth of a percent.
[7]	Excluding short-term investments
[8]	Excluding short-term investments
[9]	Excluding short-term investments
[10]	Excluding short-term investments
[11]	Excluding short-term investments
[12]	Excluding short-term investments
[13]	Excluding short-term investments
[14]	Excluding short-term investments
[15]	Excluding short-term investments
[16]	Excluding short-term investments
[17]	Excluding short-term investments
[18]	Excluding short-term investments
[19]	Excluding short-term investments
[20]	Excluding short-term investments
[21]	Excluding short-term investments
[22]	Excluding short-term investments
[23]	Excluding short-term investments
[24]	Excluding short-term investments
[25]	Excluding short-term investments
[26]	Excluding short-term investments
[27]	Excluding short-term investments
[28]	Excluding short-term investments
[29]	Excluding short-term investments
[30]	Excluding short-term investments
[31]	Excluding short-term investments
[32]	Excluding short-term investments
[33]	Excluding short-term investments
[34]	Excluding short-term investments
[35]	Excluding short-term investments
[36]	Excluding short-term investments
[37]	Excluding short-term investments
[38]	Less than one-tenth of a percent.
[39]	Excluding short-term investments
[40]	Less than one-tenth of a percent.
[41]	Excluding short-term investments
[42]	Less than one-tenth of a percent.
[43]	Excluding short-term investments
[44]	Excluding short-term investments
[45]	Excluding short-term investments
[46]	Excluding short-term investments
[47]	Less than one-tenth of a percent.
[48]	Excluding short-term investments
[49]	Excluding short-term investments
[50]	Excluding short-term investments
[51]	Excluding short-term investments
[52]	Excluding short-term investments
[53]	Excluding short-term investments
[54]	Excluding short-term investments
[55]	Excluding short-term investments
[56]	Excluding short-term investments
[57]	Excluding short-term investments